SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 21 — SUBSEQUENT EVENTS

On October 25, 2021, we terminated our agreement with Factofrance to sell certain trade receivables, without recourse, of eight Diversey subsidiaries located in the United Kingdom, Spain, France, Netherlands, Poland, Germany, Italy and Portugal under individually executed RPAs.

On October 25, 2021, we amended our arrangement with PNC to sell certain North American customer receivables without recourse on a revolving basis, to include European customer receivables that were previously covered by our agreement with Factofrance and to increase the maximum funding from $75.0 million to up to $100.0 million for receivables sold.